Terminal Credit Facility	6 Months Ended
Jun. 30, 2019
Line of Credit Facility [Abstract]
Terminal Credit Facility [Text Block]
5.	Terminal Credit Facility
On
March 29, 2019
, Navigator Ethylene Terminals LLC, a wholly-owned subsidiary of the Company (the Marine Terminal Borrower”), entered into a Credit Agreement (the “Terminal Facility”) with ING Capital LLC and SG Americas Securities, LLC for a maximum principal amount of $75.0 million, to be used solely for the payment of project costs relating to our Marine Export Terminal. The Terminal Facility is comprised of an initial construction loan, followed by a term loan with a final maturity occurring on the earlier of (i)
five years
 from completion of the Marine Export Terminal and (ii)
December 31, 2025
. Initial borrowing under the Terminal Facility may only occur after the Marine Terminal Borrower has made equity contributions required under the Terminal Facility to the Export Terminal Joint Venture, which together with available borrowings under the Terminal Facility, will fund its entire portion of the capital cost for the construction of the Marine Export Terminal.
The loans are subject to quarterly repayments of principal and interest beginning three months after the completion of the Marine Export Terminal. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 250 to 300 basis points per annum over the term of the facility, for interest periods of three or six months as selected by the Marine Terminal Borrower. The Terminal Facility includes events of default for the failure to achieve the completion of the Marine Export Terminal by December 31, 2020, the abandonment of all or substantially all activities relating to the Marine Export Terminal for 90 consecutive days and if certain material contracts relating to the Marine Export Terminal are terminated, as well as customary events of default including those relating to a failure to pay principal or interest, a breach of covenant, representation or warranty, a cross-default to other indebtedness and non-compliance
with security documents. The loans under the Terminal Facility are secured by first priority liens on the rights to the Marine Terminal Borrower’s distributions from the Marine Terminal Joint Venture, the Marine Terminal Borrower’s assets and properties and the company’s equity interests in the Marine Terminal Borrower.
As of June 30, 2019, the Company had not drawn down on this facility, therefore there were no
outstanding obligations on the Terminal Facility at the reporting date. Based on the existing committed throughput for the Marine Export Terminal, and subject to the satisfaction of certain conditions to the ability to borrow under the Terminal Facility, $36.0 million was available to be drawn down under this Credit Agreement. Available amounts are expected to increase as additional throughput agreements are committed.